Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2024	2023	2022
	£m	£m	£m
Current tax	497	386	(283)
– for this year	387	359	(243)
– adjustments in respect of prior years	110	27	(40)
Deferred tax	288	41	(363)
– origination and reversal of temporary differences	272	25	(529)
– effect of changes in tax rates	—	—	33
– adjustments in respect of prior years	16	16	133
Year ended 31 Dec[1]	785	427	(646)
1    In addition to amounts recorded in the income statement, a tax charge of £61m (2023: charge of £334m; 2022 credit of £393m ) was recorded directly to equity.

Schedule of tax reconciliation
The tax charged to the income statement differs from the tax expense that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2024		2023		2022
	£m	%	£m	%	£m	%
Profit/(loss) before tax	2,068		2,152		(1,199)
Tax expense
Taxation at UK corporation tax rate	516	25.0	506	23.5	(228)	19.0
Impact of taxing overseas profits at different rates	(116)	(5.6)	(20)	(0.9)	(75)	6.3
UK banking surcharge	5	0.2	5	0.2	(47)	3.9
Items increasing the tax charge in 2024:
– movements in unrecognised deferred tax	149	7.2	(81)	(3.8)	(268)	22.4
– adjustments in respect of prior periods	147	7.1	58	2.7	93	(7.8)
– loss (gain) on business disposals	60	2.9	(74)	(3.4)	—	—
– local taxes and overseas withholding taxes	56	2.7	19	0.9	4	(0.3)
– UK and European bank levies	45	2.2	78	3.6	50	(4.2)
– provisions for fines and penalties	12	0.6	23	1.1	3	(0.3)
– other	4	0.2	25	1.2	(5)	0.4
Items reducing the tax charge in 2024:
– deductions for AT1 coupon payments	(64)	(3.1)	(60)	(2.8)	(55)	4.6
– movements in provisions for uncertain tax positions	(20)	(1.0)	(11)	(0.5)	(110)	9.2
– effect of (profits)/losses in associates and joint ventures	(7)	(0.3)	5	0.2	5	(0.4)
– non-taxable income and gains	(2)	(0.1)	(21)	(1.0)	(93)	7.8
– impact of held for sale adjustments	—	—	(25)	(1.2)	47	(3.9)
– impact of changes in tax rates	—	—	—	—	33	(2.8)
Year ended 31 Dec	785	38.0	427	19.8	(646)	53.9

Schedule of movement of deferred tax assets and liabilities

Tax expense
	2024	2023	2022
	£m	£m	£m
Current tax	497	386	(283)
– for this year	387	359	(243)
– adjustments in respect of prior years	110	27	(40)
Deferred tax	288	41	(363)
– origination and reversal of temporary differences	272	25	(529)
– effect of changes in tax rates	—	—	33
– adjustments in respect of prior years	16	16	133
Year ended 31 Dec[1]	785	427	(646)
1    In addition to amounts recorded in the income statement, a tax charge of £61m (2023: charge of £334m; 2022 credit of £393m ) was recorded directly to equity.

Movement of deferred tax assets and liabilities
	Cash flow hedges	Loan impairment provisions	Property, plant and equipment	FVOCI investments	Relief for tax losses[2]	Other[1]	Total
	£m	£m	£m	£m	£m	£m	£m
Assets	138	59	191	329	601	204	1,522
Liabilities	—	—	—	(197)	—	(53)	(250)
At 1 Jan 2024	138	59	191	132	601	151	1,272
Income statement	—	(15)	(44)	(40)	(145)	(44)	(288)
Other comprehensive income	(39)	—	—	(23)	—	4	(58)
Foreign exchange and other adjustments	(2)	(2)	1	7	(14)	(26)	(36)
At 31 Dec 2024	97	42	148	76	442	85	890
Assets[3]	97	42	148	76	442	131	936
Liabilities[3]	—	—	—	—	—	(46)	(46)

Assets	391	60	227	474	628	151	1,931
Liabilities	—	—	—	(351)	—	—	(351)
At 1 Jan 2023	391	60	227	123	628	151	1,580
Income statement	—	(4)	(36)	44	(17)	(28)	(41)
Other comprehensive income	(252)	—	—	(43)	—	65	(230)
Foreign exchange and other adjustments	(1)	3	—	8	(10)	(37)	(37)
At 31 Dec 2023	138	59	191	132	601	151	1,272
Assets[3]	138	59	191	329	601	204	1,522
Liabilities[3]	—	—	—	(197)	—	(53)	(250)
1    Other deferred tax assets and liabilities relate to share-based payments, expense provisions and other temporary differences.
2    The deferred tax asset recognised in respect of tax losses mainly relates to France (£414m), US State tax losses of the New York branch of HSBC Bank plc (£16m), and Switzerland (£11m), all of which are supported by future profit forecasts.
3    After netting off balances within countries, the balances as disclosed in the financial statements are as follows: deferred tax assets £895m (2023: £1,278m); and deferred tax liabilities £5m (2023: £6m).